Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Schedule of outstanding restricted stock awards

(in thousands, except for weighted average grant date fair values)	Restricted stock awards	Weighted average grant date fair value
Outstanding at December 31, 2011	911	$1.14
Granted	777	$23.50
Forfeited	(98)	$14.93
Vested	(233)	$0.44

Outstanding at June 30, 2012	1,357	$13.02

(in thousands, except for grant date fair values)	Restricted stock awards	Weighted-average grant date fair value
Outstanding at December 19, 2011	—	$—
Exchanged	912	1.14
Vested	(1)	1.11

Outstanding at December 31, 2011	911	$1.14

Schedule of stock option award activity

(in thousands, except for weighted average exercise price and contractual term)	Restricted stock option awards	Weighted average exercise price (per option)	Weighted average contractual term (years)
Outstanding at December 31, 2011	—	$—	—
Granted	603	$24.11	10
Forfeited	(54)	$24.11	10

Outstanding at June 30, 2012	549	$24.11	10

Vested and exercisable at end of period	—

Schedule of assumptions used to estimate the fair value of options granted

Risk-free interest rate(1)	1.07%
Expected option life(2)	6.01
Expected volatility(3)	60.18%
Fair value per option	$13.36
(1)
U.S. Treasury yields as of the grant date were utilized for the risk-free interest rate assumption, matching the treasury yield terms to the expected life of the option.

(2)
As the Company has no historical exercise history, expected option life assumptions were developed using the simplified method in accordance with GAAP.

(3)
The Company utilized a peer historical look-back, weighted with the Company's own volatility since the IPO, to develop the expected volatility.